Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue, net
Operating expenses:
Research and development	457,627	355,891	1,520,870	1,198,966	1,690,865	827,005
General and administrative	1,339,448	985,390	4,401,158	1,868,342	2,806,801	1,506,421
Total operating expenses	1,797,075	1,341,281	5,922,028	3,067,308	(4,497,666)	(2,333,426)
Loss from operations	(1,797,075)	(1,341,281)	(5,922,028)	(3,067,308)	(4,497,666)	(2,333,426)
Other income (expense)
Interest income (expense)	11,332	33	(1,334,612)	724	(166,746)	3,333
FMV gain (loss) adjustment for derivatives	(635,283)		3,443,647
Other	14,896		14,896
Foreign exchange gain	8,007		8,007
Write-off of fixed asset						(10,201)
Total Other Income (Expense)	(601,048)	33	2,131,938	724
Net loss	$ (2,398,123)	$ (1,341,248)	$ (3,790,090)	$ (3,066,584)	$ (4,664,412)	$ (2,340,294)
Net loss per share, basic and diluted	$ (0.26)	$ (0.27)	$ (0.49)	$ (0.62)	$ (0.96)	$ (0.55)
Weighted average shares used to compute net loss per share, basic and diluted	9,207,386	4,945,010	5,959,577	4,789,670	4,876,899	4,232,765
Other comprehensive loss
Foreign currency translation	$ (190,863)		$ (190,863)
Total Comprehensive Loss	$ (2,588,986)	$ (1,341,248)	$ (3,980,953)	$ (3,066,584)